ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

January 26, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Pyxis Funds II (the “Registrant”)

Post-Effective Amendment No. 86 to Registration Statement on Form N-1A

(File Nos. 33-51308 and 811-7142)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of Pyxis Funds II (the “Registrant”) pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A and (4) Regulation S-T, is Post-Effective Amendment No. 86 to the Registrant’s Registration Statement under the Securities Act and Amendment No. 88 to the Registrant’s Registration Statement under the 1940 Act on Form N-1A (“Amendment No. 86/88”) for the Pyxis Frontier Debt Fund, a new series of the Registrant (the “Fund”), including: (i) the Class A, Class C, Class R and Class Y Shares Prospectus for the Fund; (ii) the Statement of Additional Information for the Fund; and (iii) the signature page.

As has been designated on the facing sheet, it is intended that this Amendment No. 86/88 become effective 75 days after filing pursuant to paragraph (a)(2) of Rule 485 under the Securities Act.

Please direct any questions regarding the enclosed materials to the undersigned at 617-235-4636.

Sincerely, /s/ Jessica Reece Jessica Reece

cc:	Brian Mitts, Pyxis Capital, L.P.

Rajib Chanda, Esq.